INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in associates and joint ventures
Balance at beginning of year	$ 4,967	$ 4,591
Share of earnings for the year	131	224	$ (13)
Foreign currency translation and other	(245)	(62)
Share of other comprehensive income	7	54
Distributions	(167)	(254)
Disposition of interest	0	(135)
Held for sale	0	(38)
Change in basis of accounting	466	0
Acquisitions	369	587
Balance at end of year	$ 5,528	$ 4,967	$ 4,591